Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents (Note 3)	$ 717,264	$ 736,114
Restricted cash (Note 3)	1,962	46,967
Trade accounts receivable, net of allowance for doubtful receivables of $13,526 and $13,961 as at December 31, 2017 and June 30, 2018, respectively	79,282	169,651
Other current assets (Note 5)	24,210	37,986
Total current assets	822,718	990,718
FIXED ASSETS, NET:
Advances for drilling units under construction and related costs (Note 6)	35,552	0
Drilling units, machinery and equipment, net (Note 7)	1,809,794	1,852,167
Total fixed assets, net	1,845,346	1,852,167
OTHER NON-CURRENT ASSETS:
Other non-current assets (Note 8)	8,345	9,080
Total non-current assets, net	8,345	9,080
Total assets	2,676,409	2,851,965
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 9)	0	81,632
Due to related parties (Note 4)	258	726
Accounts payable and other current liabilities	35,947	41,338
Accrued liabilities	33,289	45,018
Deferred revenue	5,230	15,329
Total current liabilities	74,724	184,043
NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs (Note 9)	350,000	450,000
Deferred revenue	11,792	14,385
Other non-current liabilities	911	317
Total non-current liabilities	362,703	464,702
COMMITMENTS AND CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2017 and June 30, 2018, respectively, nil issued and outstanding at December 31, 2017 and June 30, 2018, respectively	0	0
Common stock, $0.01 par value; 1,800,000,000 (1,500,000,000 class A shares and 300,000,000 class B shares) shares authorized, at December 31, 2017 and June 30, 2018, respectively, 91,567,982 (90,562,138 class A shares and 1,005,844 class B shares) issued and outstanding at December 31, 2017 and 91,567,982 (91,151,018 class A shares and 416,964 class B shares) at June 30, 2018 (Note 11)	916	916
Treasury stock; nil at December 31, 2017 and June 30, 2018, respectively (Note 11)	0	0
Additional paid-in capital	5,722,078	5,722,078
Accumulated other comprehensive income	3,476	3,476
Accumulated deficit	(3,487,488)	(3,523,250)
Total stockholders' equity	2,238,982	2,203,220
Total liabilities and stockholders' equity	$ 2,676,409	$ 2,851,965